Acquisitions - Schedule of Fair Value of the Aggregate Consideration Paid or Payable (Details) - Emission Inc. $ in Thousands	Jan. 08, 2025 USD ($)
Business Acquisition [Line Items]
Cash paid at closing	$ 8,997
Holdback	1,000
Contingent consideration	6,612
Total purchase consideration	$ 16,609